Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 2,172	$ 2,574
Restricted cash	182	212
Trade accounts receivable and other (including 366 and 406 from related parties at December 31, 2018 and 2017, respectively)	4,432	3,863
Inventories	20,744	17,986
Prepaid expenses and other current assets	2,834	1,931
Assets held for sale	2,111	179
Total current assets	32,475	26,745
Non-current assets:
Goodwill and intangible assets	5,728	5,737
Property, plant and equipment and biological assets	35,638	36,971
Investments in associates and joint ventures	4,906	5,084
Other investments	855	1,471
Deferred tax assets	8,287	7,055
Other assets	3,360	2,234
Total non-current assets	58,774	58,552
Total assets	91,249	85,297
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	2,785
Trade accounts payable and other (including 201 and 260 to related parties at December 31, 2018 and 2017, respectively)	13,981	13,428
Short-term provisions	539	410
Accrued expenses and other liabilities	4,709	4,505
Income tax liabilities	238	232
Liabilities held for sale	821	50
Total current liabilities	23,455	21,410
Non-current liabilities:
Long-term debt, net of current portion	9,316	10,143
Deferred tax liabilities	2,374	2,684
Deferred employee benefits	6,982	7,630
Long-term provisions	1,995	1,612
Other long-term obligations	3,019	963
Total non-current liabilities	23,686	23,032
Total liabilities	47,141	44,442
Equity:
Common shares (no par value, 1,151,576,921 and 1,151,576,921 shares authorized, 1,021,903,623 and 1,021,903,623 shares issued, and 1,013,568,258 and 1,019,916,787 shares outstanding at December 31, 2018 and 2017, respectively)	364	401
Treasury shares (8,335,365 and 1,986,836 common shares at December 31, 2018 and 2017, respectively, at cost)	(569)	(362)
Additional paid-in capital	34,894	34,848
Retained earnings	25,611	20,635
Reserves	(18,214)	(16,733)
Equity attributable to the equity holders of the parent	42,086	38,789
Non-controlling interests	2,022	2,066
Total equity	44,108	40,855
Total liabilities and equity	$ 91,249	$ 85,297